4. Cash and cash equivalents and Marketable securities (Details 1) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Marketable securities
Total	$ 577	$ 946
Current	539	888
Non-current	38	58
Marketable securities [member]
Marketable securities
Fair value through profit or loss	527	875
Fair value through other comprehensive income	4	7
Amortized cost	$ 46	$ 64